Stock-based Compensation [Text Block]	12 Months Ended
Mar. 31, 2015
Stock-based Compensation [Text Block]
32.	STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD, MUMSS and MUAH.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS have a stock-based compensation plan for directors, executive officers, corporate auditors and senior fellows (“officers”).

The awards under the stock-based compensation plan are a type of stock option (referred to as “Stock Acquisition Rights”) to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. The Stock Acquisition Rights were normally issued and granted to these officers once a year until the fiscal year ended March 31, 2013. They are normally issued and granted to these officers except for corporate auditors once a year from the fiscal year ended March 31, 2014.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right (“number of granted shares”) is 100 shares. In the event of a stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of the stock split or stock merger. If any events occur that require the adjustment to the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights granted vest depending on the holders’ service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director or an executive officer loses the status of both director and executive officer, and (2) holder as a corporate auditor loses the status of a corporate auditor, and (3) holder as a senior fellow loses the status of a senior fellow. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the fiscal year ended March 31, 2015:

	Fiscal year ended March 31, 2015
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	21,039,900	¥1
Granted	3,019,400	1
Exercised	(4,827,400)	1
Forfeited or Expired	(61,500)	1

Outstanding, end of fiscal year	19,170,400	¥1	26.89	¥14,238

Exercisable, end of fiscal year	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

	Fiscal years ended March 31,
	2013	2014	2015
Risk-free interest rate	0.11%	0.22%	0.11%
Expected volatility	40.48%	30.16%	28.74%
Expected term	4 years	4 years	4 years
Expected dividend yield	3.18%	1.96%	2.67%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the fiscal years ended March 31, 2013, 2014 and 2015 was ¥33,100, ¥61,100 and ¥53,900 per 100 shares, respectively.

The MUFG Group recognized ¥2,862 million, ¥2,069 million and ¥1,594 million of compensation costs related to the Stock Acquisition Rights with ¥1,088 million, ¥737 million and ¥540 million of the corresponding tax benefit for the fiscal years ended March 31, 2013, 2014 and 2015, respectively. As of March 31, 2015, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥248 million and it is expected to be recognized over 3 months.

Cash received from the exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2013, 2014 and 2015 was ¥4 million, ¥5 million and ¥5 million, respectively. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2013, 2014 and 2015 was ¥675 million, ¥789 million and ¥728 million, respectively.

MUAH

In April 2010, MUAH adopted the UnionBanCal Plan (“UNBC Plan”). Under the UNBC Plan, MUAH grants restricted stock units settled in American Depositary Receipts (“ADRs”) representing shares of common stock of MUAH’s indirect parent company, MUFG, to key employees at the discretion of the Executive Compensation and Benefits Committee of the Board of Directors (“the Committee”). The Committee determines the number of shares, vesting requirements and other features and conditions of the restricted stock units. Under the UNBC Plan, MUFG ADRs are purchased in the open market upon the vesting of the restricted stock units, through a revocable trust. There is no amount authorized to be issued under the UNBC Plan since all shares are purchased in the open market. These awards generally vest pro-rata on each anniversary of the grant date and become fully vested three years from the grant date, provided that the employee has completed the specified continuous service requirement. Generally, the grants vest earlier if the employee dies, is permanently and totally disabled, retires under certain grant, age and service conditions, or terminates employment under certain conditions.

Under the UNBC Plan, the restricted stock unit participants do not have dividend rights, voting rights or other stockholder rights. The grant date fair value of these awards is equal to the closing price of the MUFG ADRs on date of grant.

Effective July 1, 2014, the U.S. branch banking operations of BTMU were integrated under MUB’s operations and MUAH assumed the obligations of the stock bonus plan established by BTMU Headquarters for the Americas (“HQA Plan”). The HQA Plan is substantially similar to the UNBC Plan; however, participants in the HQA Plan are entitled to “dividend equivalent credits” on their unvested restricted stock units when MUFG pays dividends to its shareholders. The credit is equal to the dividends that the participants would have received on the shares had the shares been issued to the participants when the restricted stock units were granted. Accumulated dividend equivalents are paid to participants in cash on an annual basis.

The following table is a summary of the UNBC Plan and the HQA Plan, which together are presented as the “Stock Bonus Plans”:

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
April 15, 2012	4,816,795	$4.78	3 years	April 15
July 15, 2012	74,175	4.72	3 years	July 15
April 15, 2013	3,656,340	6.66	3 years	April 15
July 15, 2013	78,725	6.67	3 years	July 15
April 15, 2014	9,135,710	5.40	3 years	April 15
July 10, 2014	56,056	5.91	3 years	July 10
September 15, 2014	46,552	5.80	3 years	September 15

The following table is a roll-forward of the restricted stock units under the Stock Bonus Plans for the fiscal years ended December 31, 2013 and 2014:

	Restricted Stock Units
	2013	2014
Units outstanding, beginning of fiscal year	8,857,884	7,851,017
Activity during the year:
HQA Plan units outstanding as of July 1, 2014	—	3,315,313
Granted	3,735,065	9,238,318
Vested	(4,325,661)	(4,351,084)
Forfeited	(416,271)	(952,075)

Units outstanding, end of fiscal year	7,851,017	15,101,489

The following table is a summary of MUAH’s compensation costs, the corresponding tax benefit for the fiscal years ended December 31, 2012, 2013 and 2014, and unrecognized compensation costs as of December 31, 2012, 2013 and 2014:

	December 31,
	2012	2013	2014
	(in millions)
Compensation costs	¥1,437	¥2,051	¥3,599
Tax benefit	559	781	1,376
Unrecognized compensation costs	2,251	2,846	5,063